PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment	$ 192,052	$ 237,638
Land not subject to depreciation [Member]
Statement [Line Items]
Property, plant and equipment	5,900	5,900
Equipment under finance lease [Member]
Statement [Line Items]
Property, plant and equipment	$ 10,000	$ 17,500